Lease Liabilities - Undiscounted Debt Cash Flows (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 51,495	$ 81,644
Non-current lease liabilities	91,070	108,625
Argentine peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	78	7
Non-current lease liabilities	45	7
U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	20,470	33,751
Non-current lease liabilities	25,668	18,317
Peruvian sol [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	10,434	15,455
Non-current lease liabilities	13,816	25,300
Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	4,792	6,004
Non-current lease liabilities	15,639	6,190
Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	15,685	26,411
Non-current lease liabilities	35,516	58,803
Unidad de Fomento (funds code)
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	19	11
Non-current lease liabilities		8
Financial Lease [Member] | Undiscounted debt cash flow
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	60,789	96,705
Non-current lease liabilities	$ 114,956	$ 138,637
Financial Lease [Member] | Undiscounted debt cash flow | Argentina | Argentine peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	0.62%	0.62%
Current lease liabilities	$ 100	$ 14
Non-current lease liabilities	$ 65	$ 8
Financial Lease [Member] | Undiscounted debt cash flow | Peru | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	3.29%	3.97%
Current lease liabilities	$ 20,883	$ 35,587
Non-current lease liabilities	$ 25,904	$ 19,226
Financial Lease [Member] | Undiscounted debt cash flow | Peru | Peruvian sol [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	4.69%	5.10%
Current lease liabilities	$ 11,186	$ 16,724
Non-current lease liabilities	$ 14,063	$ 26,404
Financial Lease [Member] | Undiscounted debt cash flow | Colombia | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	8.00%	8.26%
Current lease liabilities	$ 5,820	$ 6,685
Non-current lease liabilities	$ 23,210	$ 7,289
Financial Lease [Member] | Undiscounted debt cash flow | Brazil | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	9.31%
Current lease liabilities	$ 115
Non-current lease liabilities	$ 2,018
Financial Lease [Member] | Undiscounted debt cash flow | Brazil | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	7.75%	8.01%
Current lease liabilities	$ 22,665	$ 37,684
Non-current lease liabilities	$ 49,696	$ 85,702
Financial Lease [Member] | Undiscounted debt cash flow | Chile | Unidad de Fomento (funds code)
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	0.01%	0.01%
Current lease liabilities	$ 20	$ 11
Non-current lease liabilities		8
One to three months [Member] | Financial Lease [Member] | Undiscounted debt cash flow
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	19,050	22,434
One to three months [Member] | Financial Lease [Member] | Undiscounted debt cash flow | Argentina | Argentine peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	25	4
One to three months [Member] | Financial Lease [Member] | Undiscounted debt cash flow | Peru | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	7,031	5,688
One to three months [Member] | Financial Lease [Member] | Undiscounted debt cash flow | Peru | Peruvian sol [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	2,787	1,947
One to three months [Member] | Financial Lease [Member] | Undiscounted debt cash flow | Colombia | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	1,836	1,819
One to three months [Member] | Financial Lease [Member] | Undiscounted debt cash flow | Brazil | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	29
One to three months [Member] | Financial Lease [Member] | Undiscounted debt cash flow | Brazil | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	7,332	12,973
One to three months [Member] | Financial Lease [Member] | Undiscounted debt cash flow | Chile | Unidad de Fomento (funds code)
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	10	3
Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	33,536	62,748
Three to twelve months [Member] | Financial Lease [Member] | Undiscounted debt cash flow
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	41,739	74,271
Three to twelve months [Member] | Financial Lease [Member] | Undiscounted debt cash flow | Argentina | Argentine peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	75	10
Three to twelve months [Member] | Financial Lease [Member] | Undiscounted debt cash flow | Peru | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	13,852	29,899
Three to twelve months [Member] | Financial Lease [Member] | Undiscounted debt cash flow | Peru | Peruvian sol [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	8,399	14,777
Three to twelve months [Member] | Financial Lease [Member] | Undiscounted debt cash flow | Colombia | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	3,984	4,866
Three to twelve months [Member] | Financial Lease [Member] | Undiscounted debt cash flow | Brazil | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	86
Three to twelve months [Member] | Financial Lease [Member] | Undiscounted debt cash flow | Brazil | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	15,333	24,711
Three to twelve months [Member] | Financial Lease [Member] | Undiscounted debt cash flow | Chile | Unidad de Fomento (funds code)
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	10	8
One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	27,969	42,709
One to two years | Financial Lease [Member] | Undiscounted debt cash flow
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	35,164	53,658
One to two years | Financial Lease [Member] | Undiscounted debt cash flow | Argentina | Argentine peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	22	8
One to two years | Financial Lease [Member] | Undiscounted debt cash flow | Peru | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	6,804	16,035
One to two years | Financial Lease [Member] | Undiscounted debt cash flow | Peru | Peruvian sol [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	11,328	11,068
One to two years | Financial Lease [Member] | Undiscounted debt cash flow | Colombia | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	2,644	3,215
One to two years | Financial Lease [Member] | Undiscounted debt cash flow | Brazil | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	56
One to two years | Financial Lease [Member] | Undiscounted debt cash flow | Brazil | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	14,310	23,324
One to two years | Financial Lease [Member] | Undiscounted debt cash flow | Chile | Unidad de Fomento (funds code)
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		8
Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	12,935	26,241
Two to three years | Financial Lease [Member] | Undiscounted debt cash flow
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	18,396	34,149
Two to three years | Financial Lease [Member] | Undiscounted debt cash flow | Argentina | Argentine peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	29
Two to three years | Financial Lease [Member] | Undiscounted debt cash flow | Peru | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	2,634	3,178
Two to three years | Financial Lease [Member] | Undiscounted debt cash flow | Peru | Peruvian sol [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	2,383	10,927
Two to three years | Financial Lease [Member] | Undiscounted debt cash flow | Colombia | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	2,254	1,384
Two to three years | Financial Lease [Member] | Undiscounted debt cash flow | Brazil | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	56
Two to three years | Financial Lease [Member] | Undiscounted debt cash flow | Brazil | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	11,040	18,660
Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	9,573	13,673
Three to four years | Financial Lease [Member] | Undiscounted debt cash flow
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	13,765	19,482
Three to four years | Financial Lease [Member] | Undiscounted debt cash flow | Argentina | Argentine peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	14
Three to four years | Financial Lease [Member] | Undiscounted debt cash flow | Peru | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	2,541	13
Three to four years | Financial Lease [Member] | Undiscounted debt cash flow | Peru | Peruvian sol [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	264	4,057
Three to four years | Financial Lease [Member] | Undiscounted debt cash flow | Colombia | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	2,016	1,056
Three to four years | Financial Lease [Member] | Undiscounted debt cash flow | Brazil | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	56
Three to four years | Financial Lease [Member] | Undiscounted debt cash flow | Brazil | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	8,874	14,356
Four to five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	9,726	7,927
Four to five years | Financial Lease [Member] | Undiscounted debt cash flow
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	12,668	12,406
Four to five years | Financial Lease [Member] | Undiscounted debt cash flow | Peru | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	2,494
Four to five years | Financial Lease [Member] | Undiscounted debt cash flow | Peru | Peruvian sol [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	88	264
Four to five years | Financial Lease [Member] | Undiscounted debt cash flow | Colombia | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	1,836	550
Four to five years | Financial Lease [Member] | Undiscounted debt cash flow | Brazil | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	56
Four to five years | Financial Lease [Member] | Undiscounted debt cash flow | Brazil | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	8,194	11,592
More than five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	30,867	18,075
More than five years | Financial Lease [Member] | Undiscounted debt cash flow
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	34,963	18,942
More than five years | Financial Lease [Member] | Undiscounted debt cash flow | Peru | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	11,431
More than five years | Financial Lease [Member] | Undiscounted debt cash flow | Peru | Peruvian sol [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		88
More than five years | Financial Lease [Member] | Undiscounted debt cash flow | Colombia | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	14,460	1,084
More than five years | Financial Lease [Member] | Undiscounted debt cash flow | Brazil | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	1,794
More than five years | Financial Lease [Member] | Undiscounted debt cash flow | Brazil | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 7,278	$ 17,770